Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2018
Disclosure of Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets

NOTE 7 – Exploration and Evaluation Assets

Expenditures for the years related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2016	93,913,136	-	93,913,136

Property acquisition and staking costs	253,744	35,745,391	35,999,135
Exploration expenses
Claim maintenance fees	369,925	79,138	449,063
Consulting	2,361,902	234,684	2,596,586
Data analysis	498,200	22,482	520,682
Drilling	11,834,010	1,299,403	13,133,413
Environmental and permitting	275,885	4,648	280,533
Equipment rental	78,392	1,849	80,241
Geological	997,238	15,275	1,012,513
Lease payments	1,487,916	109,563	1,597,479
Metallurgy	909,757	-	909,757
Sampling and processing	1,141,491	28,386	1,169,877
Site development and reclamation	1,293,953	149,086	1,443,039
Supplies	1,278,358	2,722	1,281,080
Vehicle	49,341	-	49,341
	22,830,112	37,692,627	60,522,739

Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

Property acquisition and staking costs	4,989	-	4,989
NSR buy-down	4,427,850	-	4,427,850
Exploration expenses
Claim maintenance fees	359,532	81,528	441,060
Consulting	3,692,499	81,721	3,774,220
Data Analysis	58,172	22,282	80,454
Drilling	18,472,855	174,781	18,647,636
Engineering	134,827	-	134,827
Environmental and permitting	387,679	-	387,679
Equipment rental	127,471	491	127,962
Geological	788,032	25,554	813,586
Geotechnical	654,687	-	654,687
Hydrology	930,729	-	930,729
Lease payments	1,805,255	118,784	1,924,039
Metallurgy	551,864	-	551,864
Preliminary economic assessment	579,226	-	579,226
Provision for site reclamation	946,010	-	946,010
Sampling and processing	561,710	81,770	643,480
Site development and reclamation	5,722,669	98,297	5,820,966
Supplies	1,224,990	1,002	1,225,992
Vehicle	113,578	-	113,578
	41,544,624	686,210	42,230,834

Balance as at December 31, 2018	158,287,872	38,378,837	196,666,709

Railroad-Pinion Project

The Railroad-Pinion project is located in Elko County, Nevada, USA.

In August 2009, the Company entered into an agreement to acquire a 100% interest in certain claims comprising the Railroad Property in Nevada from Royal Standard Minerals, Inc (“RSM”) and its subsidiaries. The Railroad property is subject to three underlying agreements as follows:

a.	Aladdin Sweepstakes Lease/Purchase Agreement whereby the Company acquired certain interests for US$2,965,000 subject to a 1% net smelter royalty (“NSR”).
b.	Tomera Mining Lease consists of five separate leases, three of which are subject to a 5% NSR. The Company is required to pay annual lease payments of US$87,137 for 2016 and US$96,887 thereafter.
c.	Sylvania Mining Lease Agreement which is subject to annual lease payments of US$20,000 expiring in December 2021 subject to a 5 % NSR.

RSM will retain a 1% NSR on the entire property and certain claims are subject to a 1.5% Mineral Production Royalty payable to Kennecott Holdings Corporation.

In April 2011 (and amended June 2016), the Company entered into a minerals lease and agreement with Newmont USA Limited (“Newmont”) to lease four sections and acquire a 100% right to prospect and explore for minerals on and beneath the leased lands. Two of the four sections are staked public lands, which carry no underlying royalty. The other two sections are private surface and minerals lands subject to a total annual lease payment of US$39,680 and an underlying 5% NSR. Under the terms of the agreement, the Company is required to incur US$500,000 in each of 2017 (incurred) and 2018 (incurred).

Beginning in 2019, the Company will be subject to an annual work commitment of US$300,000, or the Company will be required to pay an annual rental payment of US$33,600 to Newmont.

Newmont has a first back-in right on or before delivery of a positive feasibility study, enabling Newmont to earn a 51% interest in the lease by incurring expenditures totaling 150% of the expenditures made by the Company. If Newmont elects not to exercise the back-in right, Newmont will deed the claims and assign the leases on the leased lands to the Company in exchange for the Company’s executing a royalty deed conveying a 3% NSR on the claims and a 1% NSR on the leased lands to Newmont. If Newmont exercises its first back-in right, it has a second back-in right to earn an additional 19% interest in the lease by expending an additional 100% of the expenditures made by the Company. The project would then revert to a joint venture between Newmont (70%) and the Company (30%).

Between October 2011 and May 2012, the Company entered into various mining lease agreements to acquire a 100% interest in certain claims, collectively known as the Pinion project (“Pinion”), with a lease term of ten years with an option to extend the lease term for an additional ten years.

Each lease is subject to a 5% NSR. The lease payment will be cumulatively credited to the Company’s account and will be applied against the Company’s obligation to pay the NSR payment up to 80% of the total lease payment.

In October 2012, the Company entered into a lease for a 100% right in certain patented mining claims for a primary period of 10 years. The Company is required to make annual lease payments of US$15,000 increasing to US$50,000 in years six to nine. The Company has the option to purchase the property for US$1,500,000 and must purchase the property prior to commencing production. The lease agreement is subject to a 4% NSR. The Company has the option to extend the lease for an additional 10 years with annual lease payments of US$75,000 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments paid will be credited against future NSR payments.

In October 2012, the Company entered into a surface use agreement with a primary term of 10 years, with provisions for extension after that. The surface use agreement is subject to an annual lease payment of US$20,103. The Company has the option to purchase the property for US$8,934,640 and must purchase the property prior to commencing production.

In November 2012, the Company entered into a mining lease agreement to lease a 100% interest in certain mineral rights for a period of 12 years. The Company paid an initial amount of US$1,000,000 upon execution of the agreement and must make annual lease payments of US$175,000. The annual lease payments increase by 5% each year. The Company is required to spend US$1,000,000 per year (incurred to date) on exploration for the remainder of the lease term, with the option of making a cash payment to the vendor of any shortfall. The lease agreement is subject to a 5% NSR with a buy-down option of 3% for US$3,500,000 in year one through six or for US$7,000,000 in year seven through twelve. The Company, prior to commencing production on the property and after having exercised its buy-down option of the NSR, has an option to purchase the property for an amount of US$25,000,000. If the Company exercises the purchase option, 70% of the initial amount will be credited towards the purchase price and 70% of all annual lease payments will be credited against future NSR payments. The Company has the option to extend the lease for an additional 10 years by paying US$1,000,000 and making annual lease payments of US$500,000 per year, increasing annually in the amount of 5% of the previous year’s annual lease payment. After the third anniversary, the Company can terminate this agreement by making a cash payment equal to the lease payments for the following two years of the lease term.

In December 2012, the Company entered into a mining lease and option to purchase agreement to lease a 100% right in certain patented mining claims for a primary period of 10 years. The Company is required to make annual lease payments of US$20,000 increasing to US$35,000 in years six to nine. The Company has the option to purchase the property for US$1,000,000 and must purchase the property prior to commencing production. The lease agreement is subject to a 4% NSR with a buy-down option of 2% for US$2,000,000 and a further 1% for US$1,500,000. The Company has the option to extend the lease for an additional 10 years with annual lease payments of US$50,000 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments will be credited against future NSR payments.

In July 2013, the Company entered into a lease for a 100% right in certain patented mining claims for a primary period of 10 years. The Company is required to make annual lease payments of US$25,000 increasing to US$43,750 in years six to nine. The Company has the option to purchase the property for US$1,250,000 and must purchase the property prior to commencing production. The lease agreement is subject to a 4% NSR with a buy-down option of 2% for US$2,000,000 and a further 1% for US$1,000,000. The Company has the option to extend the lease for an additional 10 years with annual lease payments of US$62,500 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments will be credited against future NSR payments.

In March 2014, the Company entered into an agreement to acquire a certain portion of the Pinion Gold Deposit (“Pinion Gold Deposit”), which is contiguous to the Company’s Railroad Gold Project. Under the terms of the agreement, the Company made cash payments of $8,500,000 and issued 6,750,000 common shares of the Company valued at $4,807,500. The Company is subject to additional cash consideration between $1,500,000 and $3,000,000 if the Company enters into a transaction whereby it sells a majority of the Company for consideration exceeding $100,000,000. The Pinion Gold Deposit is subject to five underlying lease agreements which require total annual lease payments of US$47,931 increasing to US$49,090 in 2017 as well as a maximum of a 5% NSR pursuant to various underlying lease agreements and royalty agreements.

In September 2014, the Company entered into a mining lease with option to purchase agreement to lease a 100% right in certain unpatented mining claims for a primary period of 10 years. The Company is required to make annual lease payments of US$30,000 increasing to US$90,000 in years six to nine. The Company has the option to purchase the property for US$1,500,000 and must purchase the property prior to commencing production. The lease agreement is subject to a 4% NSR with a buy-down option of 1% for US$1,000,000 before the fifth anniversary and a further 1% for US$1,500,000 before the tenth anniversary. The Company has the option to extend the lease for an additional 10 years with annual lease payments of US$100,000 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments will be credited against future NSR payments.

In January 2015, the Company entered into a mining lease with option to purchase agreement to lease a 100% right in certain unpatented mining claims for a primary period of 10 years. The Company is required to make annual lease payments of US$8,000 increasing to US$20,000 in years six to nine. The Company has the option to purchase the property for US$150,000 and must purchase the property prior to commencing production. The lease agreement is subject to a 3% NSR with a buy-down option of 1% for US$150,000 before the fifth anniversary and a further 1% for US$250,000 before the tenth anniversary. The Company has the option to extend the lease for an additional 10 years with annual lease payments of US$25,000 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments will be credited against future NSR payments.

In 2016, the Company entered into certain mining lease and option to purchase agreements to lease a 100% right in certain patented mining claims for a primary period of 10 years. The Company paid US$279,000 upon execution of these agreements and is required to make combined annual lease payments of approximately US$16,500 on the first anniversary; the annual lease payments increase to approximately US$31,000 in years six to nine. The Company has the option to purchase certain properties for US$800,000 and must purchase certain properties prior to commencing production. Certain lease agreements are subject to a 3% NSR with buy-down options of 1% for US$1,100,000. The Company has the option to extend the leases for an additional 10 years with annual lease payments approximately US$31,000 per year, with provisions for extension after that. If the Company exercises the purchase option, all initial lease payments will be credited against future NSR payments.

In March 2017, the Company entered into a mining lease agreement to lease a 100% interest in certain mineral rights for a period of 10 years. The Company paid an initial amount of US$75,000 upon execution of the agreement and an annual lease payment of US$75,000. The lease agreement is subject to a 3.5% NSR. The Company has the option to extend the lease for an additional 10 years by paying US$75,000 and making annual lease payments of US$75,000 per year. In addition, the Company entered into a surface use agreement with a primary term of 10 years, with provisions for extension thereafter. The surface use agreement is subject to an annual lease payment of US$9,000. The Company has the option to purchase the property for US$2,000,000 and must exercise the option prior to commencing production.

In January 2018, the Company entered into a mining lease agreement to lease a 100% interest in certain mineral rights for a period of 10 years. The Company paid an initial amount of US$10,000 upon execution of the agreement and must make annual payments of US$10,000 increasing to US$30,000 in years six to nine. The lease agreement is subject to a 3% NSR.

In March 2018, the Company exercised its NSR buy-down option on one of its mining lease agreements executed in November 2012 to reduce the NSR royalty from 5% to 2% by making a lump-sum payment of US$3,500,000 to the lessee.

In May 2018, the Company entered into an amendment agreement to one of its mining lease agreements executed in November 2011 to reduce the NSR royalty from 5% to 2% and extend the term of the lease for an additional 8 years beyond the primary 10 year term of the original agreement by making a lump-sum payment of US$300,000 to the lessees.

Payment requirements from 2019 to 2023 under agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2019	1,300,000	1,077,000	2,377,000
2020	1,300,000	1,016,000	2,316,000
2021	1,300,000	823,000	2,123,000
2022	1,300,000	383,000	1,683,000
2023	1,300,000	383,000	1,683,000
	6,500,000	3,682,000	10,182,000

Lewis Gold Project

As a result of the acquisition of BMG, the Company acquired a 100% right, title and interest in mining claims located in the Battle Mountain Mining District in Lander County, Nevada, USA (the “Lewis Gold Project”).

The Lewis Gold Project is subject to an advance minimum annual royalty in the amount of US$60,000 in cash, which is subject to an annual escalation based upon a defined consumer price index. The advance minimum royalty payments are to be credited against any production royalty payable in the same year. Production royalties include a 3.5% NSR for gold and silver and a 4% NSR for other minerals such as lead, zinc, and copper (the “BMG Royalty”).